Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets, net consisted of the following:

	December 31, 2021	December 31, 2020
Software	$513,946	$79,406
Less: accumulated amortization	(127,436)	(44,473)
Intangible assets, net	$386,510	$34,933

Amortization expense was $80,626, $21,239 and $17,024 for the years ended December 31, 2021, 2020 and 2019, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2022	151,055
2023	142,363
2024	93,092
Total	$386,510

During the fiscal year 2021, the Company entered into two contracts with a third party for the development of enterprise resource planning (“ERP”) system and a new-retail cloud platform, with total budget of approximately $1.5 million. As of December 31, 2021, the Company has made total payment of approximately $1.1 million in connection with these two projects, which are recorded as other non-current asset as of December 31, 2021. Subsequently, the ERP system has been completed and transferred to intangible assets in March 2022, and the new-retail cloud platform is expected to be completed by the end of 2022.